Client Name:
Client Project Name:	BRAVO 2026-CES3
Start - End Dates:	2/15/2026 - 7/17/2026
Deal Loan Count:	1,510

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	LTV/CLTV	CRDLTV5738	CLTV Exceeds Guideline Requirement by less than 5%	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	XXX Home Equity	CMPXXXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	27
Compliance	XXX Home Equity	CMPXXXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	27
Compliance	Borrower's Interest	CMPBI5571	XXX Borrower's Interest-Borrower signed TNB form at or after closing.	1
Total				60

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